UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3416
THE CALVERT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended December 31, 2006

Item 1. Schedule of Investments.
CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

	Principal
	Amount	Value

Corporate Bonds - 58.9%
ACLC Business Loan Receivables Trust, 6.00%, 10/15/21 (e)(r)	$6,330,681	$6,128,377
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	16,725,000	18,261,024
7.30%, 10/14/49 (e)	19,950,000	20,115,386
Aiful Corp., 6.00%, 12/12/11 (e)	15,800,000	15,630,677
Alliance Mortgage Investments:
12.61%, 6/1/10 (r)	3,035,250	3,035,250
15.36%, 12/1/10 (r)	16,500,000	16,500,000
American Electric Power Co., Inc., 4.709%, 8/16/07 (r)	2,000,000	1,990,668
American Home Mortgage Assets, 2.229%, 5/25/46 (r)	176,879,868	10,944,442
Anadarko Petroleum Corp., 5.76%, 9/15/09 (r)	15,250,000	15,299,419
APL Ltd., 8.00%, 1/15/24	13,525,000	12,138,688
Appalachian Power Co., 5.694%, 6/29/07 (r)	4,490,000	4,493,857
Asian Development Bank, 6.22%, 8/15/27	2,470,000	2,798,800
Assured Guaranty US Holdings, Inc., 6.40%, 12/15/66 (r)	8,100,000	8,117,367
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)	50,571,000	27,592,165
Atmos Energy Corp., 5.749%, 10/15/07 (r)	24,962,000	24,966,290
Aurora Military Housing LLC:
5.605%, 12/15/35 (e)	4,000,000	3,957,480
5.625%, 12/15/35 (e)	4,000,000	3,956,600
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	21,885,000	24,640,141
AXA SA, 6.463% to 12/14/18, floating rate thereafter to 12/31/49 (e)(r)	1,700,000	1,681,880
BAC Capital Trust XI, 6.625%, 5/23/36	22,000,000	23,749,611
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	23,496,409	24,601,445
Bear Stearns Co’s, Inc., 6.096%, 10/28/14 (r)	46,520,000	46,693,008
BellSouth Telecommunications, Inc., STEP, 0.00% to 12/15/15, 6.65% thereafter to 12/15/95 (r)	22,540,000	11,538,872
Belo Corp., 7.125%, 6/1/07	5,000,000	5,034,446
BF Saul, 7.50%, 3/1/14	13,150,000	13,396,563
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	61,646,000	61,174,162
Bunge Ltd. Finance Corp., 4.375%, 12/15/08	11,700,000	11,470,115
Burlington Northern Santa Fe Corp., 7.29%, 6/1/36	4,675,000	5,511,778
C5 Capital SPV Ltd., 6.196% to 12/31/11, floating rate thereafter to 12/1/49 (e)(r)	2,000,000	1,999,220
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (e)(r)	14,700,000	14,735,868
Captec Franchise Trust, 8.155%, 12/15/13 (e)	2,895,000	2,344,950
Centex Corp., 8.75%, 3/1/07	5,250,000	5,275,800
Chase Funding Mortgage Loan, 4.045%, 5/25/33	3,847,498	3,794,096
Chatham Centre LLC VRDN, 5.47%, 4/1/22 (r)	1,300,000	1,300,000
Chevy Chase Bank FSB, 6.875%, 12/1/13	6,986,000	7,047,128
Chugach Electric Association, Inc., 6.55%, 3/15/11	2,780,000	2,903,652

	Principal
	Amount	Value
Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	13,500,000	13,804,014
CitiFinancial, 6.75%, 7/1/07	3,365,000	3,387,039
Citigroup, Inc.:
6.50%, 1/18/11	17,650,000	18,492,475
5.10%, 9/29/11	5,000,000	4,984,146
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.56%, 10/15/48	40,500,000	41,009,085
College Loan Corp. Trust, 5.36%, 3/1/42 (e)(r)	70,000,000	70,000,000
Collegiate Funding Services Education Loan Trust I:
5.31%, 3/1/42 (e)(r)	45,000,000	45,112,500
5.32%, 3/1/42 (r)	37,450,000	37,543,625
5.289%, 12/28/43 (r)	20,000,000	20,050,000
5.28%, 12/28/43 (r)	25,000,000	25,000,000
5.30%, 12/28/43 (r)	59,550,000	59,698,875
Comcast Corp., 6.45%, 3/15/37	10,000,000	10,048,351
Constellation Brands, Inc., 7.25%, 9/1/16	5,000,000	5,162,500
Countrywide Asset-Backed Certificates, 5.80%, 11/25/34 (r)	7,106,208	7,116,560
Countrywide Financial Corp.:
5.448%, 10/31/07 (r)	29,660,000	29,658,906
5.475%, 6/18/08 (r)	4,960,000	4,961,261
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	39,250,000	38,124,561
5.245%, 11/15/36 (e)	18,600,000	18,610,416
5.362%, 11/15/36 (e)	11,000,000	11,006,160
Dime Community Bancshares, Inc.:
9.25%, 5/1/10 (e)	2,000,000	2,188,564
9.25%, 5/1/10	500,000	547,141
Dominion Resources, Inc.:
5.663%, 9/28/07 (r)	16,539,000	16,538,860
5.687%, 5/15/08 (r)	6,800,000	6,833,462
5.556%, 11/14/08 (r)	9,725,000	9,724,685
Dunkin Securitization, 5.779%, 6/20/31 (e)	20,750,000	21,008,047
Education Loan Asset-Backed Trust I:
5.36%, 2/1/43 (e)(r)	20,000,000	20,000,000
5.31%, 8/1/43 (r)	15,450,000	15,450,000
Enterprise Products Operating LP, 8.375% to 8/1/16, floating rate thereafter to 8/1/66 (r)	48,950,000	53,110,750
Fidelity National Information Services, Inc., 4.75%, 9/15/08	2,500,000	2,385,192
First National Bank of Omaha, 7.32%, 12/1/10	3,800,000	3,849,547
First Republic Bank, 7.75%, 9/15/12	500	550
FMAC Loan Receivables Trust, 6.74%, 11/15/20 (e)	2,525,006	2,131,175
FMG Finance Ltd.:
9.369%, 9/1/11 (e)(r)	25,445,000	25,381,388
10.00%, 9/1/13 (e)	27,000,000	27,810,000
10.625%, 9/1/16 (e)	12,000,000	12,840,000
Ford Motor Co., 4.25%, 12/15/36	6,310,000	6,779,590
General Motors Acceptance Corp., 4.25%, 1/15/07	100,000	99,942

	Principal
	Amount	Value
Glitnir banki HF:
5.534%, 10/15/08 (e)(r)	9,750,000	9,749,824
4.75%, 10/15/10 (e)	6,000,000	5,730,412
5.80%, 1/21/11 (e)(r)	37,675,000	37,674,508
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	8,400,000	8,476,005
7.451% to 6/14/16, floting rate thereafter to 12/14/49 (e)(r)	17,275,000	18,201,631
Global Signal:
Trust II, 4.232%, 12/15/14 (e)	12,895,000	12,551,334
Trust III, 5.361%, 2/15/36 (e)	22,820,000	22,690,748
GMAC LLC, 6.274%, 1/16/07 (r)	30,920,000	30,915,997
Golden Securities Corp., 5.649%, 12/2/13 (e)(r)	15,598,534	15,533,449
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	13,166,000	13,767,686
Goldman Sachs Group, Inc.:
6.345%, 2/15/34	41,077,000	41,619,675
6.45%, 5/1/36	—	—
HBOS plc:
3.125%, 1/12/07 (e)	2,975,000	2,973,181
6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)	26,700,000	26,695,835
Health Care Property Investors, Inc.:
5.81%, 9/15/08 (r)	28,800,000	28,869,408
5.65%, 12/15/13	7,000,000	6,900,750
Home Depot, Inc., 5.49%, 12/16/09 (r)	3,460,000	3,459,943
HRPT Properties Trust, 5.961%, 3/16/11 (r)	45,970,000	45,968,553
Impac CMB Trust:
6.05%, 10/25/33 (r)	2,475,421	2,476,294
5.67%, 9/25/34 (r)	2,992,857	2,997,870
5.61%, 4/25/35 (r)	12,983,446	13,016,122
5.66%, 4/25/35 (r)	4,498,743	4,513,828
5.62%, 5/25/35 (r)	18,312,130	18,344,399
5.67%, 8/25/35 (r)	13,223,845	13,246,194
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	19,210,000	18,438,225
Ingersoll-Rand Co. Ltd., 6.015%, 2/15/28	10,340,000	10,579,330
Interpool Capital Trust, 9.875%, 2/15/27	47,283,000	49,056,113
Interpool, Inc., 7.35%, 8/1/07	1,525,000	1,544,063
Jersey Central Power & Light Co., 5.625%, 5/1/16	4,985,000	5,028,619
JPMorgan Chase & Co., 4.91%, 10/28/08 (r)	72,800,000	72,756,415
Kaupthing Bank HF:
5.519%, 12/1/09 (r)	18,800,000	18,630,029
6.07%, 1/15/10 (e)(r)	39,000,000	39,077,820
5.75%, 10/4/11 (e)	24,000,000	23,748,346
Kinder Morgan, Inc., 7.45%, 3/1/98	9,390,000	8,643,346
KN Capital Trust III, 7.63%, 4/15/28	5,485,000	5,113,107
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	70,545,000	61,021,425
Lehman Brothers Holdings, Inc., 4.75%, 9/8/08 (r)	7,157,000	7,099,565
Leucadia National Corp., 7.00%, 8/15/13	14,295,000	14,437,950
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	51,271,000	256,355
8.30%, 12/1/37 (e)(m)*	33,720,000	168,600
8.45%, 12/1/97 (e)(m)*	1,000,000	5,000
Masco Corp., 5.603%, 3/9/07 (e)(r)	5,000,000	5,001,670

	Principal
	Amount	Value
Mcguire Air Force Base, Military Housing Project, 5.611%, 9/15/51 (e)	11,420,000	11,360,616
Meridian Funding Co. LLC:
5.875%, 8/30/07 (e)(r)	13,220,000	13,228,990
5.68%, 6/9/08	1,284,991	1,282,116
5.57%, 10/6/08 (e)(r)	12,193,385	12,201,688
Michigan Consolidated Gas Co., 7.21%, 5/1/07	500,000	502,798
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	24,520,000	23,543,614
Midwest Family Housing LLC:
5.531%, 1/1/51 (e)	4,250,000	4,157,987
5.581%, 1/1/51 (e)	4,720,000	4,591,286
NationsBank Cap Trust III, 5.924%, 1/15/27 (r)	1,500,000	1,456,668
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	7,500,000	7,675,121
6.90%, 10/1/37	7,480,000	7,700,251
6.59%, 7/7/38	1,890,000	1,934,451
Nelnet Private Student Loan Corp. 1, 5.29%, 10/1/36 (e)(r)	25,000,000	25,000,000
Nelnet Student Loan Corp., 5.27%, 6/1/35 (r)	4,750,000	4,750,000
Nelnet Student Loan Trust:
5.27%, 10/25/38 (r)	19,400,000	19,448,500
5.30%, 10/25/38 (r)	22,200,000	22,200,000
New Valley Generation V, 4.929%, 1/15/21	2,499,014	2,441,027
NextSTUDENT Master Trust I, 5.30%, 6/1/41 (e)(r)	20,000,000	20,000,000
Noble Group Ltd., 6.625%, 3/17/15 (e)	40,265,000	36,546,886
Ohana Military Communities LLC:
5.462%, 10/1/26 (e)	12,500,000	12,578,125
5.78%, 10/1/36 (e)	9,000,000	9,348,750
5.88%, 10/1/51 (e)	20,000,000	20,750,000
OPTI Canada, Inc., 8.25%, 12/15/14 (e)	1,000,000	1,022,500
Orkney Re II plc, Series B, 8.404%, 12/21/35 (e)(r)	19,550,000	19,550,000
Overseas Private Investment Corp., 4.05%, 11/15/14	2,534,400	2,417,564
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	26,965,000	27,234,650
Pacific Pilot Funding Ltd., 6.124%, 10/20/16 (e)(r)	6,340,890	6,331,785
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	4,400,000	4,509,325
Pepco Holdings, Inc., 5.994%, 6/1/10 (r)	5,000,000	5,000,587
Pioneer Natural Resources Co.:
5.875%, 7/15/16	3,550,000	3,277,768
6.875%, 5/1/18	82,855,000	80,593,761
Post Apartment Homes LP, 5.35%, 7/15/29 (r)	10,000,000	10,000,000
Preferred Term Securities IX Ltd., 6.121%, 4/3/33 (e)(r)	1,000,000	1,005,720
Public Service Electric & Gas Co., 6.375%, 5/1/08 (r)	1,000,000	1,011,905
Public Service Enterprise Group, Inc., 5.74%, 9/21/08 (r)	30,600,000	30,618,941
Public Steers Trust, 6.646%, 11/15/18	4,701,574	3,972,830
Puget Energy Inc., 7.02%, 12/1/27	571,000	642,563
RBS Capital Trust IV, 6.164%, 9/29/49 (r)	29,238,000	29,202,505
Residential Capital Corp.:
6.739%, 6/29/07 (r)	61,220,000	61,493,609
6.675%, 11/21/08 (r)	51,480,000	52,113,994
6.474%, 4/17/09 (r)	44,000,000	44,300,733
Richmond County Capital Corp., 8.318%, 7/15/49	10,000,000	10,037,500
Santander Issuances SA Unipersonal , 5.725%, 6/20/16 (e)(r)	35,700,000	36,303,761

	Principal
	Amount	Value
Skyway Concession Co. LLC, 5.644%, 6/30/17 (e)(r)	5,000,000	4,996,045
SLM Student Loan Trust, 5.58%, 12/15/17 (r)	4,739,834	4,760,832
Sovereign Bancorp, Inc.:
5.649%, 3/1/09 (e)(r)	8,735,000	8,731,146
4.80%, 9/1/10 (e)	5,000,000	4,886,557
Sovereign Bank:
4.00%, 2/1/08	9,350,000	9,215,033
4.375% to 8/1/08, floating rate thereafter to 8/1/13 (r)	13,000,000	12,748,585
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)(r)	26,500,000	9,184,078
Spieker Properties LP, 6.75%, 1/15/08	12,255,000	12,435,496
St. Paul Travelers Co’s, Inc., 5.01%, 8/16/07	5,000,000	4,987,316
Sterling Equipment, Inc., 6.125%, 9/28/19	322,470	336,933
Talisman Energy, Inc., 6.25%, 2/1/38	5,000,000	4,851,848
TIERS Trust:
8.45%, 12/1/17 (n)*	8,559,893	128,398
STEP, 0.00% to 4/15/18, 7.697% thereafter to 10/15/97 (e)(r)	11,001,000	2,894,060
STEP, 0.00% to 10/15/28, 7.697% thereafter to 10/1/97 (r)	15,000,000	1,506,100
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (e)(r)	12,295,000	726,896
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/11 (e)	7,600,000	6,115,180
2/15/19 (e)	5,000,000	2,532,855
2/15/43 (e)	—	—
2/15/45 (e)	766,441,466	97,315,073
Tyco International Group SA, Participation Certificate Trust, 4.436%, 6/15/07 (e)	9,250,000	9,203,297
Unicredit Luxembourg Finance SA, 5.716%, 1/13/17 (e)(r)	12,500,000	12,510,791
Union Financial Services 1, Inc.:
5.20%, 12/1/32 (r)	10,700,000	10,700,000
5.27%, 12/1/32 (r)	2,000,000	2,005,000
5.28%, 12/1/32 (r)	34,500,000	34,586,250
Union Pacific Corp., 8.02%, 7/2/12	5,236,547	5,610,405
United Parcel Services, Inc., 4.90%, 3/27/50 (r)	2,030,000	2,031,858
Vale Overseas Ltd., 6.25%, 1/23/17	32,650,000	33,098,937
Verizon North, Inc., 5.634%, 1/1/21 (e)	4,785,000	4,567,333
Verizon Pennsylvania, Inc.:
8.35%, 12/15/30	4,590,000	5,285,207
8.75%, 8/15/31	2,370,000	2,842,833
Vornado Realty LP, 5.625%, 6/15/07	3,750,000	3,750,173
Washington Mutual Alternative Mortgage Pass-Through Certificates, 0.372%, 7/25/46	176,053,850	3,245,993
Western Union Co.:
5.525%, 11/17/08 (e)(r)	9,970,000	9,969,645
5.40%, 11/17/11 (e)	9,200,000	9,062,558
World Financial Network, Credit Card Master Note Trust, 5.72%, 5/15/12 (r)	3,900,000	3,918,561

	Principal
	Amount	Value
Xerox Corp.:
6.111%, 12/18/09 (r)	3,250,000	3,282,500
6.75%, 2/1/17	8,080,000	8,383,000
Xstrata Finance Dubai Ltd., 5.725%, 11/13/09 (e)(r)	6,980,000	6,979,756

Total Corporate Bonds (Cost $2,975,303,422)		2,934,975,619

Taxable Municipal Obligations - 10.6%
Alabaster Alabama GO Bonds:
5.36%, 4/1/18	475,000	469,039
5.38%, 4/1/19	780,000	768,253
5.40%, 4/1/20	840,000	822,814
5.45%, 4/1/21	880,000	850,318
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon:
10/1/09	5,155,000	4,458,817
10/1/10	16,230,000	13,313,307
Baltimore Maryland General Revenue Bonds:
5.03%, 7/1/13	1,460,000	1,445,415
5.05%, 7/1/14	1,520,000	1,501,334
5.07%, 7/1/15	1,340,000	1,320,463
5.27%, 7/1/18	2,435,000	2,414,303
Bartow-Cartersville Georgia Joint IDA Revenue Bonds, 5.55%, 11/1/20	3,970,000	3,977,900
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Revenue Bonds, 5.10%, 10/1/15	1,585,000	1,568,801
Brownsville Texas Utility System Revenue Bonds:
5.084%, 9/1/16	2,000,000	1,949,780
5.204%, 9/1/17	2,275,000	2,231,775
5.304%, 9/1/19	2,000,000	1,955,480
Burlingame California PO Revenue Bonds, 5.285%, 6/1/12	1,775,000	1,784,141
California Statewide Communities Development Authority Revenue Bonds:
5.44%, 8/1/10	1,560,000	1,573,400
5.61%, 8/1/14	2,270,000	2,320,485
Zero Coupon, 6/1/15	4,630,000	2,971,164
Zero Coupon, 6/1/16	2,620,000	1,588,480
Zero Coupon, 6/1/17	4,545,000	2,601,694
Zero Coupon, 6/1/18	2,810,000	1,518,074
Zero Coupon, 6/1/19	1,975,000	1,003,201
Canyon Texas Regional Water Authority Revenue Bonds, 6.25%, 8/1/28	2,365,000	2,432,994
Chicago Illinois GO Bonds:
5.30%, 1/1/14	1,940,000	1,945,626
5.375%, 1/1/16	5,850,000	5,868,603
Coachella California Redevelopment Agency Tax Allocation Bonds, 6.20%, 9/1/36	2,065,000	2,166,144
College Park Georgia Revenue Bonds:
5.631%, 1/1/11	4,965,000	5,054,022
5.658%, 1/1/12	2,500,000	2,558,725
5.688%, 1/1/13	5,540,000	5,683,652
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	8,270,000	8,443,174

	Principal
	Amount	Value
Dallas Texas GO Bonds, STEP, 5.25%, 2/15/24 (r)	4,890,000	4,840,318
Detroit Michigan GO Bonds, 5.15%, 4/1/25	18,005,000	16,811,269
Eugene Oregon Electric Utilities Revenue Bonds, Zero Coupon, 8/1/25	1,500,000	536,325
Fairfield California PO Revenue Bonds, 5.34%, 6/1/25	1,960,000	1,904,003
Florida State First Governmental Financing Commission Revenue Bonds:
5.05%, 7/1/14	285,000	281,500
5.10%, 7/1/15	300,000	296,235
Fort Wayne Indiana Redevelopment District Revenue Bonds, 5.24%, 6/1/21	1,250,000	1,211,825
Grant County Washington Public Utility District No. 2 Revenue Bonds:
4.76%, 1/1/13	400,000	392,432
5.11%, 1/1/13	1,210,000	1,203,829
5.29%, 1/1/20	2,415,000	2,381,456
5.48%, 1/1/21	990,000	998,999
Hoffman Estates Illinois GO Bonds, 5.15%, 12/1/17	1,135,000	1,108,112
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	660,000	656,997
Indiana State Bond Bank Revenue Bonds:
5.72%, 1/15/15	2,430,000	2,491,260
5.82%, 7/15/17	3,925,000	4,034,782
5.38%, 7/15/18	780,000	780,530
6.01%, 7/15/21	19,715,000	20,232,519
Inglewood California Pension Funding Revenue Bonds:
4.79%, 9/1/11	235,000	230,204
4.82%, 9/1/12	250,000	244,445
4.90%, 9/1/13	260,000	253,601
4.94%, 9/1/14	275,000	267,960
4.95%, 9/1/15	285,000	276,439
Jersey City New Jersey GO Bonds, 5.38%, 9/1/16	7,755,000	7,793,077
Kalamazoo Michigan Building Authority GO Bonds, 5.00%, 10/1/20	730,000	707,355
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	4,485,000	4,421,313
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	4,550,000	4,637,906
La Mesa California COPs, 6.32%, 8/1/26	1,305,000	1,338,852
La Verne California PO Revenue Bonds, 5.62%, 6/1/16	1,000,000	1,028,680
Long Beach California Bond Finance Authority Revenue Bonds:
5.34%, 8/1/35	5,000,000	4,664,700
5.44%, 8/1/40	5,000,000	4,647,300
Metropolitan Washington DC Airport Authority System Revenue Bonds:
5.59%, 10/1/25	2,785,000	2,784,721
5.69%, 10/1/30	2,835,000	2,779,377
Mississippi State Development Bank SO Revenue Bonds:
5.04%, 6/1/20, Project A	1,940,000	1,848,898
5.04%, 6/1/20, Project B	990,000	943,510
5.375%, 1/1/22	1,265,000	1,236,360
5.60%, 1/1/26	1,470,000	1,415,125
Missouri State Higher Education Loan Authority Revenue Bonds:
5.30%, 1/1/31 (r)	24,450,000	24,450,000
5.27%, 6/1/31 (r)	15,900,000	15,900,000
New York City IDA Revenue Bonds, 6.027%, 1/1/46	12,000,000	12,501,000
New York State MMC Corp. Revenue Bonds, 5.50%, 11/1/35 (r)	10,915,000	10,915,000

	Principal
	Amount	Value
New York State Sales Tax Asset Receivables Corp. Revenue Bonds:
3.60%, 10/15/08	1,500,000	1,459,905
4.06%, 10/15/10	1,000,000	963,930
4.42%, 10/15/12	10,500,000	10,094,805
Northwest Washington Electric Energy Revenue Bonds:
4.06%, 7/1/09	1,150,000	1,120,203
4.49%, 7/1/11	2,500,000	2,430,975
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	2,500,000	2,488,925
5.653%, 9/1/21	19,635,000	19,637,553
Oceanside California PO Revenue Bonds:
4.95%, 8/15/16	2,215,000	2,152,116
5.14%, 8/15/18	2,760,000	2,684,514
5.20%, 8/15/19	3,070,000	2,986,742
5.25%, 8/15/20	3,285,000	3,200,608
Oconomowoc Wisconsin Area School District GO Bonds, 5.44%, 3/1/21	780,000	767,840
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	3,375,000	1,737,079
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	7,990,000	7,739,753
Pittsburgh Pennsylvania GO Bonds:
5.47%, 9/1/08	4,890,000	4,903,301
5.54%, 9/1/09	19,670,000	19,826,967
Pomona California Public Financing Authority Revenue Bonds, 5.718%, 2/1/27	6,015,000	5,970,669
Rio Rancho New Mexico Event Center Revenue Bonds, 5.00%, 6/1/20	3,260,000	3,130,480
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.90%, 9/1/28	1,260,000	1,258,803
Sacramento City California Financing Authority Tax Allocation Revenue Bonds:
5.11%, 12/1/13	1,235,000	1,218,130
5.54%, 12/1/20	21,940,000	22,123,199
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	5,430,000	5,447,159
San Diego California Redevelopment Agency Tax Allocation Bonds, 6.00%, 9/1/21	2,515,000	2,570,280
San Jose California Redevelopment Agency Tax Allocation Bonds:
5.10%, 8/1/20	3,960,000	3,820,608
5.46%, 8/1/35	5,300,000	4,907,959
Santa Cruz County California Redevelopment Agency Tax Allocation Revenue Bonds, 5.60%, 9/1/25	1,815,000	1,785,960
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,265,000	1,257,309
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	8,385,000	8,777,921
South Carolina Student Loan Corp. Revenue Bonds:
5.30%, 9/4/46 (r)	46,000,000	46,000,000
5.32%, 9/4/46 (r)	35,100,000	35,100,000
Thousand Oaks California Redevelopment Agency Tax Allocation Bonds:
5.00%, 12/1/12	675,000	665,496
5.00%, 12/1/13	710,000	695,828
5.00%, 12/1/14	745,000	728,312
5.125%, 12/1/15	785,000	770,438
5.125%, 12/1/16	830,000	811,358
5.25%, 12/1/21	4,000,000	3,839,920
5.375%, 12/1/21	4,880,000	4,769,712

	Principal
	Amount	Value
University of Central Florida COPs:
5.125%, 10/1/20	3,750,000	3,608,212
5.375%, 10/1/35	8,000,000	7,499,760
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	11,735,000	11,130,765
Utah State Housing Corp. Revenue Bonds, 5.442%, 7/1/50	3,990,000	3,784,914
Vigo County Indiana Industrial Redevelopment Authority Revenue Bonds, 5.30%, 2/1/21	2,750,000	2,709,657
West Contra Costa California Unified School District COPs:
5.03%, 1/1/20	3,190,000	3,060,582
5.15%, 1/1/24	3,630,000	3,406,900
Wilkes-Barre Pennsylvania GO Bonds, 5.28%, 11/15/19	2,025,000	1,975,023

Total Taxable Municipal Obligations (Cost $533,393,061)		531,030,162

U.S. Government Agencies and Instrumentalities - 5.8%
Central American Bank For Economic Integration AID Bonds, Guaranteed by the United States Agency of International Development, 6.79%, 10/1/10	3,368,269	3,415,122
Fannie Mae, 5.50%, 12/25/16	5,537,344	5,484,306
Federal Home Loan Bank:
5.00%, 10/26/07	29,600,000	29,549,246
0.00%, 12/28/07 (r)	9,000,000	8,250,300
Federal Home Loan Bank Discount Notes, 1/2/07	130,000,000	129,982,667
Freddie Mac:
5.125%, 12/15/13	63,890,326	63,051,050
STEP, 4.10% to 1/28/14, 5.80% thereafter to 1/28/14 (r)	5,000,000	4,862,906
5.625%, 11/23/35	16,770,000	16,282,499
Ginnie Mae, 11.00%, 10/15/15	592	649
Small Business Administration:
5.038%, 3/10/15	6,965,820	6,873,464
4.94%, 8/10/15	24,849,632	24,568,702

Total U.S. Government Agencies and Instrumentalities (Cost $294,395,991)		292,320,911

	Principal
	Amount	Value
U.S. Treasury - 21.5%
United States Treasury Bonds:
5.375%, 2/15/31	125,000	133,965
4.50%, 2/15/36	195,000	185,494
United States Treasury Notes:
6.25%, 2/15/07	25,000,000	25,031,250
2.25%, 2/15/07	60,000,000	59,793,750
3.75%, 3/31/07	26,000,000	25,914,687
6.625%, 5/15/07	34,000,000	34,185,937
3.125%, 5/15/07	77,000,000	76,458,594
3.50%, 5/31/07	30,000,000	29,812,500
3.625%, 6/30/07	79,000,000	78,456,875
2.75%, 8/15/07	140,970,000	139,009,636
4.00%, 8/31/07	28,100,000	27,906,813
4.00%, 9/30/07	25,000,000	24,804,688
4.25%, 11/30/07	13,900,000	13,804,438
4.375%, 12/31/07	43,000,000	42,737,969
4.875%, 4/30/08	100,000	99,906
5.125%, 6/30/08	38,900,000	39,015,484
4.875%, 10/31/08	40,000	40,019
4.625%, 11/30/08	220,000	219,175
4.625%, 11/15/09	5,000,000	4,984,375
4.50%, 2/28/11	23,200,000	23,026,000
4.625%, 8/31/11	16,550,000	16,498,281
4.625%, 10/31/11	9,600,000	9,564,000
4.50%, 11/30/11	2,935,000	2,908,860
3.875%, 2/15/13	2,700,000	2,584,406
3.625%, 5/15/13	9,905,000	9,333,915
4.25%, 8/15/13	2,050,000	1,998,750
4.25%, 11/15/13	4,900,000	4,770,609
4.50%, 11/15/15	402,000	395,782
5.125%, 5/15/16	393,000	404,790
4.875%, 8/15/16	3,460,000	3,501,628
4.625%, 11/15/16	377,290,000	374,755,094

Total U.S. Treasury (Cost $1,075,727,581)		1,072,337,670

Repurchase Agreement - 0.5%
State Sreet Repo, 4.38%, 1/2/07	24,000,000	24,000,000

(Repurchase proceeds $24,011,680) (Collateral: $24,134,075, U.S. Treasury Bonds, 8.125%, 08/15/21)

Total Repurchase Agreement (Cost $24,000,000)		24,000,000

	Shares
Equity Securities - 2.6%
Conseco, Inc.:
Preferred	1,154,650	28,796,971
Warrants (strike price $27.60/share, expires 9/10/08)*	4,955	3,766
First Republic Preferred Capital Corp., Preferred (e)	6,050	6,443,250
Ford Motor Co. Capital Trust II, Preferred	106,200	3,632,040
MFH Financial Trust I, Preferred (e)	400,000	40,900,000
Roslyn Real Estate Asset Corp., Preferred *	222	22,304,062
WoodBourne Pass-Through Trust, Preferred (e)	258	25,840,313

Total Equity Securities (Cost $126,982,735)		127,920,402

TOTAL INVESTMENTS (Cost $5,029,802,790) - 99.9%		4,982,584,764
Other assets and liabilities, net - 0.1%		3,659,962

NET ASSETS - 100%		$4,986,244,726

			UNDERLYING	UNREALIZED
	# of	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Purchased:
2 Year U.S. Treasury Notes	11,595	03/07	2,365,742,344	($11,576,617)
5 Year U.S. Treasury Notes	2,070	03/07	217,479,375	(2,274,710)
10 Year U.S. Treasury Notes	5,739	03/07	616,763,156	(7,973,576)

Total Purchased				($21,824,903)

Sold:
U.S. Treasury Bonds	5,197	03/07	579,140,688	$15,817,880

Total Sold				$15,817,880

*	Non-income producing security.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments.This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments due in August of 2006. This security is no longer accruing interest. The total interest due from this security, as of December 31, 2006, is $2,140,910.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
SO: Special Obligation
STEP: Stepped Coupon bond for which the coupon rate of interest will adjust on specific future date(s).
VRDN: Variable Rate Demand Note
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

	Principal
	Amount	Value
Corporate Bonds - 23.5%
Alliance Mortgage Investments, 12.61%, 6/1/10 (r)	$4,750	$4,750
APL Ltd., 8.00%, 1/15/24	15,000	13,463
Army Hawaii Family Housing Trust Certificates, 5.524%, 6/15/50 (e)	100,000	97,718
Asian Development Bank, 6.22%, 8/15/27	30,000	33,994
Assured Guaranty US Holdings, Inc., 6.40% to 12/15/16, floating rate thereafter to 12/15/66 (r)	50,000	50,107
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)	20,000	10,912
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	25,000	28,147
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	27,201	28,480
Bear Stearns Co’s, Inc., 6.096%, 10/28/14 (r)	30,000	30,112
BellSouth Telecommunications, Inc., STEP, 0.00% to 12/15/15, 6.65% thereafter to 12/15/95 (r)	60,000	30,716
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	45,000	44,656
Burlington Northern Santa Fe Corp., 7.29%, 6/1/36	10,000	11,790
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (e)(r)	50,000	50,122
Dominion Resources, Inc., 5.663%, 9/28/07 (r)	20,000	20,000
FMG Finance Ltd., 9.369%, 9/1/11 (e)(r)	15,000	14,963
Ford Motor Co., 4.25%, 12/15/36	40,000	42,977
Ford Motor Credit Co., 5.65%, 6/20/07	30,000	29,830
Glitnir banki HF, 7.451% to 9/14/16, floating rate thereafter to 12/14/49 (e)(r)	80,000	84,291
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	15,000	15,686
Goldman Sachs Group, Inc., 6.345%, 2/15/34	25,000	25,330
HBOS plc, 3.125%, 1/12/07 (e)	50,000	49,969
Impac CMB Trust, 5.62%, 5/25/35 (r)	5,174	5,183
Ingersoll-Rand Co. Ltd.:
6.23%, 11/19/27	15,000	15,631
6.015%, 2/15/28	25,000	25,579
Interpool Capital Trust, 9.875%, 2/15/27	25,000	25,937
Jersey Central Power & Light Co., 5.625%, 5/1/16	15,000	15,131
Kinder Morgan, Inc., 7.45%, 3/1/98	10,000	9,205
KN Capital Trust III, 7.63%, 4/15/28	15,000	13,983
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	90,000	77,850
Massachusetts Institute of Technology, 7.25%, 11/2/96	25,000	30,117
Mcguire Air Force Base, Military Housing Project, 5.611%, 9/15/51 (e)	30,000	29,844
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	30,000	28,805
Midwest Family Housing LLC, 5.581%, 1/1/51 (e)	30,000	29,182
NationsBank Cap Trust III, 5.924%, 1/15/27 (r)	15,000	14,567
Nationwide Health Properties, Inc., 6.90%, 10/1/37	20,000	20,589
Noble Group Ltd., 6.625%, 3/17/15 (e)	35,000	31,768
Northrop Grumman Space & Mission Systems Corp., 6.32%, 5/27/08	25,000	25,234

	Principal
	Amount	Value
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	40,000	41,028
5.78%, 10/1/36 (e)	50,000	51,937
Pacific Beacon LLC, 5.638%, 7/15/51 (e)	40,000	40,000
Pioneer Natural Resources Co., 6.875%, 5/1/18	110,000	106,998
PPL Montana LLC, 8.903%, 7/2/20	25,919	28,430
Puget Energy Inc., 7.02%, 12/1/27	25,000	28,133
QBE Insurance Group Ltd., 5.647% to 7/1/13, floating rate thereafter to 7/1/23 (e)(r)	15,000	14,556
RBS Capital Trust IV, 6.164%, 9/29/49 (r)	30,000	29,964
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	25,000	24,766
Residential Capital Corp.:
6.739%, 6/29/07 (r)	30,000	30,134
6.675%, 11/21/08 (r)	20,000	20,246
Rochester Gas & Electric Corp., 6.375%, 9/1/33	10,000	10,756
SLM Corp., 5.597%, 7/25/07 (r)	50,000	50,026
Southern California Edison Co., 5.75%, 4/1/35	10,000	10,051
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	421,045	53,460
Vale Overseas Ltd., 6.25%, 1/23/17	50,000	50,687
Verizon North, Inc., 5.634%, 1/1/21 (e)	15,000	14,318
Verizon Pennsylvania, Inc., 8.35%, 12/15/30	30,000	34,544
Xerox Corp., 6.75%, 2/1/17	20,000	20,750

Total Corporate Bonds (Cost $1,773,302)		1,777,402

Taxable Municipal Obligations - 19.2%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.47%, 3/1/18	30,000	29,898
Alabaster Alabama GO Bonds, 5.45%, 4/1/21	25,000	24,157
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	30,000	29,745
California Statewide Communities Development Authority Revenue Bonds, 5.61%, 8/1/14	30,000	30,667
Camarillo California Community Development Commission Tax Allocation Bonds, 5.78%, 9/1/26	30,000	29,719
Canyon Texas Regional Water Authority Revenue Bonds, 6.25%, 8/1/28	50,000	51,438
Coachella California Redevelopment Agency Tax Allocation Bonds, 6.20%, 9/1/36	50,000	52,449
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	30,000	30,628
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/24	25,000	9,035
Dallas Texas GO Bonds, STEP, 5.25%, 2/15/24 (r)	10,000	9,898
Detroit Michigan GO Bonds, 5.15%, 4/1/25	50,000	46,685
East Lansing Michigan GO Bonds, 5.00%, 4/1/14	85,000	83,473
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	10,000	9,685
Fairfield California PO Revenue Bonds:
5.22%, 6/1/20	15,000	14,716
5.34%, 6/1/25	15,000	14,571
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	25,000	24,541
Fort Wayne Indiana Redevelopment District Revenue Bonds, 5.24%, 6/1/21	25,000	24,237

	Principal
	Amount	Value
Grant County Washington Public Utility District No. 2 Revenue Bonds:
5.29%, 1/1/20	25,000	24,653
5.48%, 1/1/21	10,000	10,091
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18	15,000	15,344
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	25,000	24,886
Indiana State Bond Bank Revenue Bonds:
5.32%, 1/15/19	35,000	34,449
6.01%, 7/15/21	50,000	51,313
Kalamazoo Michigan Building Authority Revenue Bonds, 5.00%, 10/1/20	20,000	19,380
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	15,000	14,787
Kern County California PO Revenue Bonds, Zero Coupon, 8/15/20	125,000	58,694
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	50,000	50,966
La Mesa California COPs, 6.32%, 8/1/26	30,000	30,778
Leland Stanford Jr. University California Revenue Bonds, 6.875%, 2/1/24	100,000	115,465
Metropolitan Washington DC Airport Authority System Revenue Bonds, 5.69%, 10/1/30	15,000	14,706
Mississippi State Development Bank SO Revenue Bonds, 5.60%, 1/1/26	30,000	28,880
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	10,000	9,756
New York City New York IDA Revenue Bonds, 6.027%, 1/1/46	30,000	31,040
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	30,000	29,804
Oceanside California PO Revenue Bonds, 5.25%, 8/15/20	10,000	9,743
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/16	25,000	15,158
6/30/18	30,000	16,135
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	25,000	12,134
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	10,000	9,687
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.90%, 9/1/28	40,000	39,962
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	40,000	40,126
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	15,000	14,472
Santa Cruz County California Redevelopment Agency Tax Allocation Revenue Bonds, 5.50%, 9/1/20	40,000	39,920
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	40,000	39,820
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26	40,000	41,248
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50	15,000	14,228
5.442%, 7/1/50	10,000	9,486
Vigo County Indiana Industrial Redevelopment Authority Revenue Bonds, 5.30%, 2/1/21	15,000	14,780
West Contra Costa California Unified School District COPs, 5.03%, 1/1/20	15,000	14,392
West Covina California Public Financing Authority General Revenue Bonds, 6.05%, 6/1/26	40,000	40,542

Total Taxable Municipal Obligations (Cost $1,449,021)		1,452,367

	Principal
	Amount	Value
U.S. Government Agencies and Instrumentalities - 14.9%
Federal Home Loan Bank Discount Notes, 1/2/07	1,100,000	1,099,853
Freddie Mac, 5.625%, 11/23/35	30,000	29,128

Total U.S. Government Agencies and Instrumentalities (Cost $1,129,741)		1,128,981

U.S. Treasury - 35.6%
United States Treasury Bonds:
5.375%, 2/15/31	35,000	37,510
4.50%, 2/15/36	44,000	41,855
United States Treasury Notes:
5.125%, 5/15/16	909,000	936,270
4.625%, 11/15/16	1,695,000	1,683,612

Total U.S. Treasury (Cost $2,689,964)		2,699,247

Equity Securities - 0.4%	Shares
Conseco, Inc., Preferred	1,250	31,175

Total Equity Securities (Cost $31,000)		31,175

TOTAL INVESTMENTS (Cost $7,073,028) - 93.6%		7,089,172
Other assets and liabilities, net - 6.4%		484,143

NET ASSETS - 100%		$7,573,315

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)

Purchased:
2 Year U.S. Treasury Notes	10	3/07	$2,040,313	($7,517)
Sold:
U.S. Treasury Bonds	8	3/07	891,500	26,174

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments due in August of 2006. This security is no longer accruing interest. The total interest due from this security, as of December 31, 2006 is $847.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension Obligation
SO: Special Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specific future date(s).
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT NEW VISION SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

	Shares	Value

EQUITY SECURITIES - 98.7%
Airlines - 1.0%
Continental Airlines, Inc., Class B*	40,875	$1,686,094

Capital Markets - 6.1%
Investment Technology Group, Inc.*	81,825	3,508,656
optionsXpress Holdings, Inc.	146,575	3,325,787
TradeStation Group, Inc.*	257,137	3,535,634

		10,370,077

Commercial Services & Supplies - 6.2%
American Reprographics Co.*	122,820	4,091,134
Herman Miller, Inc.	53,875	1,958,895
Watson Wyatt Worldwide, Inc.	98,550	4,449,533

		10,499,562

Consumer Finance - 2.4%
World Acceptance Corp.*	88,825	4,170,334

Diversified Consumer Services - 4.5%
Bright Horizons Family Solutions, Inc.*	94,500	3,653,370
Steiner Leisure Ltd.*	89,525	4,073,387

		7,726,757

Diversified Financial Services - 2.6%
Portfolio Recovery Associates, Inc.*	94,095	4,393,296

Electrical Equipment - 1.2%
Genlyte Group, Inc.*	25,325	1,978,136

Electronic Equipment & Instruments - 4.3%
Benchmark Electronics, Inc.*	151,275	3,685,059
Itron, Inc.*	68,750	3,564,000

		7,249,059

Energy Equipment & Services - 3.4%
Hydril Company LP*	52,325	3,934,317
Superior Energy Services, Inc.*	56,525	1,847,237

		5,781,554

Food Products - 1.5%
Ralcorp Holdings, Inc.*	50,000	2,544,500

Health Care Equipment & Supplies - 1.0%
Sirona Dental Systems, Inc.	43,550	1,677,111

	Shares	Value

Health Care Providers & Services - 14.5%
Amedisys, Inc.*	102,825	3,379,858
AMERIGROUP Corp.*	122,075	4,381,272
Healthways, Inc.*	75,525	3,603,298
LCA-Vision, Inc.	104,260	3,582,373
Molina Healthcare, Inc.*	109,150	3,548,466
Radiation Therapy Services, Inc.*	138,515	4,365,993
WellCare Health Plans, Inc.*	25,600	1,763,840

		24,625,100

Health Care Technology - 2.5%
Allscripts Healthcare Solutions, Inc.*	159,565	4,306,659

Household Durables - 6.8%
Ethan Allen Interiors, Inc.	109,143	3,941,154
Helen of Troy Ltd.*	153,175	3,716,025
Syntax-Brillian Corp.*	449,975	3,865,285

		11,522,464

Insurance - 2.0%
HCC Insurance Holdings, Inc.	53,610	1,720,345
Philadelphia Consolidated Holding Corp.*	37,996	1,693,102

		3,413,447

Internet & Catalog Retail - 1.1%
NutriSystem, Inc.*	30,925	1,960,336

Internet Software & Services - 5.9%
DealerTrack Holdings, Inc.*	162,225	4,772,660
Digital River, Inc.*	36,175	2,018,203
j2 Global Communications, Inc.*	121,930	3,322,592

		10,113,455

Leisure Equipment & Products - 1.0%
Pool Corp.	45,110	1,766,959

Machinery - 2.2%
Toro Co.	78,775	3,673,278

Metals & Mining - 2.6%
AMCOL International Corp.	160,100	4,441,174

Oil, Gas & Consumable Fuels - 1.2%
Helix Energy Solutions Group, Inc.*	62,955	1,974,898

Personal Products - 1.1%
NBTY, Inc.*	44,925	1,867,532

	Shares	Value
Road & Rail - 2.0%
Old Dominion Freight Lines, Inc.*	139,587	3,359,859

Semiconductors & Semiconductor Equipment - 1.9%
Silicon Image, Inc.*	260,000	3,307,200

Software - 5.2%
Hyperion Solutions Corp.*	51,975	1,867,982
MICROS Systems, Inc.*	34,375	1,811,562
Quality Systems, Inc.	90,125	3,358,959
Sybase, Inc.*	71,725	1,771,607

		8,810,110

Specialty Retail - 4.5%
Childrens Place Retail Stores, Inc.*	64,660	4,107,203
Select Comfort Corp.*	201,797	3,509,250

		7,616,453

Textiles, Apparel & Luxury Goods - 2.1%
Crocs, Inc.*	84,325	3,642,840

Thrifts & Mortgage Finance - 2.1%
Triad Guaranty, Inc.*	64,550	3,541,858

Trading Companies & Distributors - 5.8%
Applied Industrial Technologies, Inc.	159,400	4,193,814
Watsco, Inc.	75,360	3,553,978
WESCO International, Inc.*	35,120	2,065,407

		9,813,199

Total Equity Securities (Cost $156,323,067)		167,833,301

	Principal
	Amount	Value

Certificates of Deposit - 0.1%
ShoreBank & Trust Co., 4.30%, 2/11/07 (b)(k)	$100,000	99,650

Total Certificates of Deposit (Cost $100,000)		99,650

	Principal
	Amount	Value
High Social Impact Investments - 0.6%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/07 (b)(i)(r)	1,151,905	1,117,382

Total High Social Impact Investments (Cost $1,151,905)		1,117,382

TOTAL INVESTMENTS (Cost $157,574,972) - 99.4%		169,050,333
Other assets and liabilities, net - 0.6%		986,464

NET ASSETS - 100%		$170,036,797

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees. See Note A.

(i)	Restricted securities represent 0.6% of net assets of the Fund.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

	Acquisiton
Restricted Securities	Dates	Cost

Calvert Social Investment Foundation Notes, 3.00%, 7/1/07	7/1/04 - 7/3/06	$1,151,905
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

	Principal
	Amount	Value

Corporate Bonds - 66.1%
ACLC Business Loan Receivables Trust, 6.00%, 10/15/21 (e)(r)	$562,727	$544,745
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	1,945,000	2,123,629
7.30%, 10/14/49 (e)	1,000,000	1,008,290
Aiful Corp., 6.00%, 12/12/11 (e)	4,000,000	3,957,133
Alliance Mortgage Investments, STEP, 12.61%, 6/1/10 (r)	380,000	380,000
AMB Property LP, 5.45%, 12/1/10	3,000,000	3,004,600
American Electric Power Co., Inc., 4.709%, 8/16/07 (r)	1,000,000	995,334
American Home Mortgage Assets, 2.229%, 5/25/46 (r)	8,609,708	532,726
Anadarko Petroleum Corp., 5.76%, 9/15/09 (r)	1,500,000	1,504,861
APL Ltd., 8.00%, 1/15/24	150,000	134,625
Appalachian Power Co., 5.694%, 6/29/07 (r)	3,000,000	3,002,577
Archstone-Smith Operating Trust, 5.25%, 12/1/10	2,000,000	1,989,146
AT&T Corp., 7.75%, 3/1/07	465,000	466,616
AT&T Wireless Services, Inc., 7.50%, 5/1/07	550,000	553,457
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)	350,000	190,964
Atmos Energy Corp., 5.749%, 10/15/07 (r)	2,500,000	2,500,430
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	227,000	255,577
AXA SA, 6.463% to 12/14/18, floating rate thereafter to 12/31/49 (e)(r)	1,000,000	989,341
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	3,053,711	3,197,327
Bear Stearns Co’s, Inc.:
5.966%, 9/27/07 (r)	135,000	135,583
6.096%, 10/28/14 (r)	1,000,000	1,003,719
BellSouth Telecommunications, Inc., 6.125%, 9/23/08	1,000,000	1,010,656
BF Saul, 7.50%, 3/1/14	500,000	509,375
BNP US Funding LLC, 7.738% to 12/5/07, floating rate thereafter to 12/31/49 (e)(r)	115,000	116,658
Bunge Ltd. Finance Corp., 4.375%, 12/15/08	3,000,000	2,941,055
Burlington Northern Santa Fe Corp., 7.875%, 4/15/07	2,300,000	2,313,838
C5 Capital SPV Ltd., 6.196% to 12/31/11, floating rate thereafter to 12/31/49 (e)(r)	3,000,000	2,998,830
Capital One Financial Corp.:
8.75%, 2/1/07	1,135,000	1,137,511
4.738%, 5/17/07	1,000,000	997,659
Cardinal Health, Inc., 5.64%, 10/2/09 (e)(r)	1,000,000	1,001,301
Catholic High School of New Iberia VRDN, 6.32%, 11/1/19 (r)	1,760,000	1,760,000
CBS Corp., 5.625%, 5/1/07	875,000	874,888
Chase Funding Mortgage Loan, 4.045%, 5/25/33	2,274,833	2,243,259
Chase Manhattan Bank-First Union National Bank, 7.134%, 8/15/31	163,622	163,813
Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	6,500,000	6,646,377
CIT Group, Inc., 5.595%, 5/18/07 (r)	200,000	200,163
CitiFinancial, 6.75%, 7/1/07	2,000,000	2,013,099

	Principal
	Amount	Value
Citigroup, Inc.:
5.493%, 6/9/09 (r)	110,000	110,272
6.50%, 1/18/11	3,000,000	3,143,197
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.56%, 10/15/48	4,000,000	4,050,280
Comcast MO Group Inc, 7.30%, 1/15/07	300,000	300,118
Countrywide Asset-Backed Certificates, 5.80%, 11/25/34 (r)	241,581	241,933
Countrywide Financial Corp.:
5.448%, 10/31/07 (r)	5,000,000	4,999,816
5.618%, 5/5/08 (r)	480,000	480,977
Credit Suisse First Boston USA Inc., 5.874%, 2/15/07 (r)	50,000	50,027
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	4,000,000	3,885,306
5.245%, 11/15/36 (e)	2,000,000	2,001,120
5.362%, 11/15/36 (e)	1,000,000	1,000,560
Daimler-Chrysler North American Holding Corp., 4.125%, 3/7/07	565,000	563,634
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	1,094,282
Dominion Resources, Inc.:
5.663%, 9/28/07 (r)	3,500,000	3,499,970
5.687%, 5/15/08 (r)	3,000,000	3,014,763
Dunkin Securitization, 5.779%, 6/20/31 (e)	4,000,000	4,049,744
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	993,283
Fidelity National Information Services, Inc., 4.75%, 9/15/08	500,000	477,038
First Tennessee Bank, 5.75%, 12/1/08	250,000	251,909
FMG Finance Ltd., 9.369%, 9/1/11 (e)(r)	6,000,000	5,985,000
GATX Rail Corp., 6.86%, 7/28/13	177,284	179,668
GE Dealer Floorplan Master Note Trust, 5.36%, 4/20/11 (r)	3,000,000	3,006,968
General Electric Capital Corp., 6.50%, 12/10/07	1,800,000	1,819,374
General Motors Acceptance Corp., 6.516%, 9/23/08 (r)	500,000	502,457
Glitnir banki HF:
5.534%, 10/15/08 (e)(r)	3,000,000	2,999,946
4.75%, 10/15/10 (e)	1,000,000	955,069
5.80%, 1/21/11 (e)(r)	3,000,000	2,999,961
Global Signal Trust:
Trust II, 4.232%, 12/15/14 (e)	500,000	486,674
Trust III, 5.361%, 2/15/36 (e)	1,175,000	1,168,345
GMAC LLC, 6.274%, 1/16/07 (r)	9,900,000	9,898,718
Golden Securities Corp., 5.649%, 12/2/13 (e)(r)	1,206,850	1,201,814
GTE South Inc, 6.125%, 6/15/07	1,000,000	1,002,302
HBOS Treasury Services plc:
3.125%, 1/12/07 (e)	3,000,000	2,998,165
3.50%, 11/30/07 (e)	125,000	122,988
Health Care Property Investors, Inc., 5.81%, 9/15/08 (r)	5,000,000	5,012,050
Home Depot, Inc., 5.49%, 12/16/09 (r)	1,500,000	1,499,975
Household Finance Corp.:
6.875%, 3/1/07	1,000,000	1,002,176
7.90%, 11/15/07	2,185,000	2,229,434
HRPT Properties Trust, 5.961%, 3/16/11 (r)	4,000,000	3,999,874
HSBC Finance Corp., 4.45%, 9/15/08	2,000,000	1,974,224

	Principal
	Amount	Value
Impac CMB Trust:
6.05%, 10/25/33 (r)	130,975	131,021
5.67%, 9/25/34 (r)	213,776	214,134
5.61%, 4/25/35 (r)	724,909	726,733
5.66%, 4/25/35 (r)	540,977	542,791
5.62%, 5/25/35 (r)	258,719	259,175
5.67%, 8/25/35 (r)	1,115,936	1,117,822
Independence Community Bank Corp.:
3.50% to 6/1/08, floating rate thereafter to 6/20/13 (r)	2,350,000	2,283,521
3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	4,500,000	4,319,209
Ingersoll-Rand Co. Ltd., 6.015%, 2/15/28	500,000	511,573
Interpool Capital Trust, 9.875%, 2/15/27	500,000	518,750
Irwin Land LLC, 4.51%, 12/15/15	1,395,000	1,341,111
JPMorgan Chase & Co.:
3.625%, 5/1/08	915,000	896,605
4.91%, 10/28/08 (r)	4,000,000	3,997,605
Kaupthing Bank HF:
5.519%, 12/1/09 (r)	2,000,000	1,981,918
6.07%, 1/15/10 (e)(r)	4,000,000	4,007,982
Lehman Brothers Holdings, Inc., 4.75%, 9/8/08 (r)	3,000,000	2,975,925
Lumbermens Mutual Casualty Co., 8.30%, 12/1/37 (e)(m)*	300,000	1,500
Marsh & McLennan Co.’s, Inc., 5.375%, 3/15/07	1,735,000	1,734,443
MBNA Corp., 5.625%, 11/30/07	2,917,000	2,917,699
Melair Associates LLC VRDN, 5.75%, 9/1/34 (r)	1,335,000	1,335,000
Meridian Funding Co. LLC:
5.68%, 6/9/08 (r)	2,500,000	2,494,405
5.57%, 10/6/08 (e)(r)	550,078	550,453
Merrill Lynch & Co., Inc.:
7.00%, 1/15/07	1,311,000	1,311,542
5.588%, 2/5/10 (r)	291,000	292,072
Michigan Consolidated Gas Co., 7.21%, 5/1/07	500,000	502,798
Morgan Stanley, 5.499%, 2/15/07 (r)	200,000	200,030
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	3,000,000	3,070,048
6.59%, 7/7/38	1,000,000	1,023,519
Nelnet Private Student Loan Corp.-1 VRDN, 5.32%, 10/1/36 (r)	6,500,000	6,500,000
Nelnet Student Loan Corp., 5.28%, 6/1/35 (r)	10,300,000	10,300,000
New Valley Generation I, 7.299%, 3/15/19	850,076	929,838
Noble Group Ltd., 6.625%, 3/17/15 (e)	200,000	181,532
Oneok, Inc., 5.51%, 2/16/08	3,285,000	3,289,190
Orkney Re II plc, Series B, 8.404%, 12/21/35 (e)(r)	1,400,000	1,400,000
Overseas Private Investment Corp., 7.45%, 12/15/10	827,269	866,185
Pacific Pilot Funding Ltd., 6.124%, 10/20/16 (e)(r)	495,382	494,671
Pacificorp, 6.375%, 5/15/08	30,000	30,419
PP&L Capital Funding, Inc., 8.375%, 6/15/07	1,954,000	1,978,400
Preferred Term Securities IX Ltd., 6.121%, 4/3/33 (e)(r)	1,000,000	1,005,720
PRICOA Global Funding I, 5.45%, 6/3/08 (e)(r)	350,000	349,991
Providence Health Systems, 4.45%, 10/1/07	70,000	69,497
Prudential Financial, Inc., 5.51%, 6/13/08 (r)	500,000	501,031
Public Service Electric & Gas Co., 6.375%, 5/1/08 (r)	1,275,000	1,290,179

	Principal
	Amount	Value
Public Service Enterprise Group, Inc., 5.74%, 9/21/08 (r)	3,000,000	3,001,857
Reed Elsevier Capital, Inc., 5.69%, 6/15/10 (r)	2,500,000	2,499,914
Regions Financial Corp., 4.50%, 8/8/08	1,500,000	1,487,658
Residential Capital Corp.:
6.739%, 6/29/07 (r)	7,130,000	7,161,866
6.675%, 11/21/08 (r)	3,335,000	3,376,072
6.474%, 4/17/09 (r)	3,000,000	3,020,505
Richmond County Capital Corp., 8.318%, 7/15/49	1,700,000	1,706,375
Santander Issuances SA Unipersonal, 5.725%, 6/20/16 (e)(r)	3,000,000	3,050,736
Sovereign Bancorp, Inc., 5.649%, 3/1/09 (e)(r)	1,000,000	999,559
Sovereign Bank:
4.00%, 2/1/08	2,830,000	2,789,149
4.375% to 8/1/08, floating rate thereafter to 8/1/13 (r)	4,975,000	4,878,786
Spieker Properties LP, 6.75%, 1/15/08	4,500,000	4,566,278
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 5/1/07	650,000	650,812
Summit Properties Partnership LP, 7.20%, 8/15/07	138,000	139,058
Susquehanna Bancshares, Inc., 4.75% to 5/1/09, floating rate thereafter to 5/1/14 (r)	1,000,000	983,338
TIERS Trust, 8.45%, 12/1/17 (n)*	658,859	9,883
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/09 (e)	3,000,000	2,667,103
2/15/45 (e)	50,165,121	6,369,465
Tyco International Group SA, Participation Certificate Trust, 4.436%, 6/15/07 (e)	5,960,000	5,929,908
Unicredit Luxembourg Finance SA, 5.716%, 1/13/17 (e)(r)	3,500,000	3,503,022
Union Financial Services-1, Inc.:
5.32%, 11/1/32 (r)	1,400,000	1,403,500
5.20%, 12/1/32 (r)	1,100,000	1,100,000
5.28%, 12/1/32 (r)	1,600,000	1,604,000
5.32%, 12/1/32 (r)	8,000,000	8,000,000
Union Pacific Corp.:
8.02%, 7/2/12	1,928,036	2,065,687
6.91%, 8/27/17	1,430,106	1,516,165
Vale Overseas Ltd., 6.25%, 1/23/17	2,000,000	2,027,500
Vodafone Group plc, 5.424%, 6/29/07 (r)	2,000,000	2,000,564
Vornado Realty LP, 5.625%, 6/15/07	3,000,000	3,000,139
Wal-Mart Stores, Inc., 8.07%, 12/21/12	500,000	534,665
Western Union Co., 5.424%, 11/17/11 (e)	2,000,000	1,970,121
World Financial Network, Credit Card Master Note Trust, 5.72%, 5/15/12 (r)	1,000,000	1,004,759
Xerox Corp., 6.111%, 12/18/09 (r)	750,000	757,500
Xstrata Finance Dubai Ltd., 5.724%, 11/13/09 (e)(r)	3,000,000	2,999,895

Total Corporate Bonds (Cost $300,330,443)		299,874,449

Taxable Municipal Obligations - 21.6%
Adams-Friendship Area Wisconsin School District GO Bonds:
5.07%, 3/1/09	255,000	253,539
5.09%, 3/1/10	105,000	104,401
5.13%, 3/1/11	115,000	114,344

	Principal
	Amount	Value
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/09	6,000,000	5,189,700
Allentown Pennsylvania GO Bonds, 3.41%, 10/1/09	1,910,000	1,827,564
American National Fish and Wildlife Museum District Revenue VRDN, 5.45%, 3/1/33 (r)	1,500,000	1,500,000
Baltimore Maryland General Revenue Bonds, 5.00%, 7/1/12	1,330,000	1,318,974
Bayonne New Jersey Municipal Utilities Authority Revenue Bonds, 3.70%, 4/1/10	365,000	349,480
Bethlehem Pennsylvania GO Bonds, 4.10%, 11/1/09	675,000	657,315
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Revenue Bonds, 5.10%, 10/1/15	1,000,000	989,780
Bridgeview Illinois GO Bonds, 4.62%, 12/1/11	490,000	478,005
Burlingame California PO Revenue Bonds, 5.255%, 6/1/11	1,000,000	1,001,950
California State M-S-R Public Power Agency Revenue Bonds, 3.45%, 7/1/09	3,460,000	3,317,413
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/08	1,395,000	1,291,756
5.34%, 8/1/08	1,680,000	1,682,066
5.41%, 8/1/09	1,755,000	1,765,003
Zero Coupon, 6/1/10	2,820,000	2,358,733
Zero Coupon, 6/1/13	3,190,000	2,284,901
Canyon Texas Regional Water Authority Revenue Bonds, 5.70%, 8/1/12	165,000	168,340
Chicago Illinois GO Bonds, 5.20%, 1/1/10	3,600,000	3,610,908
College Park Georgia Revenue Bonds, 5.497%, 1/1/08	2,000,000	2,002,840
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/12	380,000	279,574
Corte Madera California COPs, 5.447%, 2/1/16	1,575,000	1,565,676
Fall Creek Wisconsin School District GO Bonds, 5.91%, 3/1/19	605,000	621,287
Grant County Washington Public Utility District No. 2 Revenue Bonds:
3.91%, 1/1/08	325,000	320,632
5.11%, 1/1/13	500,000	497,450
Illinois State Housing Development Authority Revenue Bonds, 5.60%, 12/1/15	1,785,000	1,798,191
Indiana State Bond Bank Revenue Bonds, 2.79%, 1/15/08	450,000	438,683
Inglewood California Pension Funding Revenue Bonds:
4.57%, 9/1/08	205,000	202,645
4.65%, 9/1/09	215,000	212,003
4.74%, 9/1/10	225,000	221,418
Iron County Wisconsin GO Bonds, 5.26%, 3/1/19	690,000	681,789
JEA Florida St. Johns River Power Park System Revenue Bonds, 4.80%, 10/1/07	3,000,000	2,988,660
La Verne California PO Revenue Bonds:
5.25%, 6/1/07	125,000	124,969
5.34%, 6/1/08	260,000	260,382
5.40%, 6/1/09	270,000	271,617
5.45%, 6/1/10	340,000	343,380
5.49%, 6/1/11	350,000	354,858
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds:
3.94%, 7/1/08	775,000	758,113
4.22%, 7/1/09	805,000	783,450
Los Angeles County California PO Revenue Bonds, Zero Coupon:
6/30/07	1,595,000	1,552,493
6/30/10	363,000	301,813
Maryland State Health and Higher Educational Facilities Authority Revenue, 5.30%, 7/1/10	630,000	632,495

	Principal
	Amount	Value
Midpeninsula Calfornia Regional Open Space District Financing Authority Revenue Bonds, 5.15%, 9/1/12	3,395,000	3,373,849
Missouri State Higher Education Student Loan Authority Revenue VRDN, 5.26%, 1/1/31 (r)	1,350,000	1,350,000
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	3,300,000	3,211,791
New York State Urban Development Corp. Revenue Bonds, 4.38%, 12/15/11	2,300,000	2,214,509
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	1,000,000	974,090
Northwest Washington Open Access Network Revenue Bonds, 6.39%, 12/1/10	935,000	971,895
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/10	2,000,000	1,625,760
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.268%, 9/1/11	2,860,000	2,869,295
5.252%, 9/1/16	2,000,000	1,991,140
5.263%, 9/7/16	3,000,000	2,989,950
Oklahoma City Oklahoma Airport Trust Revenue Bonds, 4.60%, 10/1/09	1,330,000	1,307,749
Oklahoma State Capital Improvement Authority Revenue Bonds, 5.10%, 7/1/11	2,720,000	2,716,192
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/11	6,100,000	4,778,008
Oregon State Community College Districts Revenue Bonds, Zero Coupon, 6/30/07	1,465,000	1,425,958
Pittsburg California Redevelopment Agency Tax Allocation Bonds, 5.115%, 8/1/16	2,160,000	2,133,346
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	4,000,000	4,010,880
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.75%, 8/1/15	705,000	717,352
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	820,000	820,754
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 4.985%, 12/1/09	1,035,000	1,030,549
San Antonio Texas GO Bonds, 2.80%, 2/1/08	500,000	486,725
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,480,000	1,503,532
San Francisco City and County California Redevelopment Financing Authority Revenue Bonds, 5.00%, 8/1/07	1,000,000	998,350
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.18%, 9/1/11	1,575,000	1,571,204
Schenectady New York Metroplex Development Authority Revenue Bonds:
5.20%, 8/1/08	125,000	124,890
5.15%, 8/1/09	135,000	134,768
Shawano-Gresham Wisconsin School District GO Bonds, 5.75%, 3/1/11	415,000	422,155
Shorewood Wisconsin School District GO Bonds, 5.30%, 4/1/16	350,000	351,750
South Bend County Indiana Economic Development Income Tax Revenue Bonds:
5.125%, 2/1/10	1,055,000	1,047,182
5.20%, 2/1/14	1,295,000	1,276,106
Stanislaus County California Revenue Bonds, 7.15%, 8/15/13	630,000	669,917
Texas Municipal Gas Corp., 2.60%, 7/1/07	145,000	144,018

	Principal
	Amount	Value
West Contra Costa California Unified School District COPs:
4.50%, 1/1/08	275,000	272,344
4.59%, 1/1/09	285,000	281,409
4.66%, 1/1/10	435,000	428,066
Ypsilanti Michigan GO Bonds, 5.55%, 5/1/12	335,000	340,022

Total Taxable Municipal Obligations (Cost $98,322,852)		98,044,095

U.S. Government AGENCIES and Instrumentalities - 8.1%
Fannie Mae, 5.50%, 12/25/16	930,646	921,732
Federal Farm Credit Bank, 3.20%, 4/7/08	3,000,000	2,925,823
Federal Home Loan Bank:
0.00%, 2/5/07 (r)	3,000,000	2,943,750
5.00%, 10/26/07	5,000,000	4,991,427
0.00%, 12/28/07 (r)	4,000,000	3,666,800
Federal Home Loan Bank Discount Notes, 1/2/07	18,000,000	17,997,600
Freddie Mac, 5.125%, 12/15/13	2,306,510	2,276,211
Tunisia Government AID Bonds, Guaranteed by the United States Agency of International Development, 9.375%, 8/1/16	749,999	865,761

Total U.S. Government Agencies and Instrumentalities (Cost $36,799,574)		36,589,104

U.S. Treasury - 2.8%
United States Treasury Notes:
5.00%, 7/31/08	4,870,000	4,877,609
4.625%, 10/31/11	775,000	772,094
5.125%, 5/15/16	1,690,000	1,740,700
4.625%, 11/15/16	5,550,000	5,512,711

Total U.S. Treasury (Cost $12,883,702)		12,903,114

	Shares
Equity Securities - 1.3%
Conseco, Inc., Preferred	72,000	1,795,680
Roslyn Real Estate Asset Corp., Preferred	15	1,507,032
WoodBourne Pass-Through Trust, Preferred (e)	25	2,503,906

Total Equity Securities (Cost $5,833,254)		5,806,618

TOTAL INVESTMENTS (Cost $454,169,825) - 99.9%		453,217,380
Other assets and liabilities, net - 0.1%		327,918

NET ASSETS - 100%		$453,545,298

			Underlying	Unrealized
		Expiration	Face Amount	Appreciation
Futures	# of Contracts	Date	at Value	(Depreciation)

Purchased:
2 Year U.S. Treasury Notes	371	3/07	$75,695,594	($304,333)

Total Purchased				($304,333)

Sold:
5 Year U.S. Treasury Notes	34	3/07	$3,572,125	$23,756
10 Year U.S. Treasury Notes	28	3/07	3,009,125	37,485
U.S. Treasury Bonds	210	3/07	23,401,875	615,099

Total Sold				$676,340

*	Non-income producing security.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments due in August 2006. This security is no longer accruing interest. The total interest due from this security as of December 31, 2006 is $14,817.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension Obligation
STEP: Setpped coupon for which the coupon rate of interest will adjust on scheduled future dates
VRDN: Variable Rate Demand Note
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT ULTRA-SHORT FLOATING INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

	Principal
	Amount	Value

Corporate Bonds - 27.0%
CIT Group, Inc., 5.595%, 9/20/07 (r)	$40,000	$40,061
Collegiate Funding Services Education Loan Trust I, 5.30%, 12/28/43 (r)	50,000	50,125
Countrywide Financial Corp.:
5.448%, 10/31/07 (r)	40,000	39,999
5.471%, 6/18/08 (r)	40,000	40,010
Dominion Resources, Inc., 5.554%, 11/14/08 (r)	25,000	24,999
FMG Finance Ltd., 9.369%, 9/1/11 (e)(r)	25,000	24,937
Ford Motor Credit Co., 5.56%, 3/13/07	50,000	49,625
Glitnir banki HF, 5.80%, 1/21/11 (e)(r)	25,000	25,000
Home Depot, Inc., 5.49%, 12/16/09 (r)	40,000	39,999
HRPT Properties Trust, 5.961%, 3/16/11 (r)	30,000	29,999
Melair Associates LLC VRDN, 5.75%, 9/1/34 (r)	40,000	40,000
Nationwide Life Global Funding, 5.453%, 9/28/07 (e)(r)	40,000	40,011
Pepco Holdings, Inc., 5.994%, 6/1/10 (r)	25,000	25,003
SLM Corp., 5.597%, 7/25/07 (r)	50,000	50,026
Suntrust Bank, 5.452%, 4/2/08 (r)	15,000	15,019
Western Union Co., 5.523%, 11/17/08 (e)(r)	30,000	29,999
Xstrata Finance Dubai Ltd., 5.724%, 11/13/09 (e)(r)	20,000	19,999

Total Corporate Bonds (Cost $584,322)		584,811

U.S. Government Agencies and Instrumentalities - 69.4%
Federal Home Loan Bank Discount Notes, 1/2/07	1,500,000	1,499,800

Total U.S. Government Agencies and Instrumentalities (Cost $1,499,800)		1,499,800

U.S. Treasury - 1.4%
United States Treasury Notes, 2.75%, 8/15/07	30,000	29,583

Total U.S. Treasury (Cost $29,579)		29,583

TOTAL INVESTMENTS (Cost $2,113,701) - 97.8%		2,114,194
Other assets and liabilities, net - 2.2%		48,153

NET ASSETS - 100%		$2,162,347

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
LLC: Limited Liability Corporation
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A –– SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with five separate portfolios: Income, Short Duration Income, Long-Term Income, Ultra-Short Floating Income, and New Vision Small Cap. Income, Short Duration Income, Long-Term Income, and Ultra-Short Floating Income are registered as non-diversified portfolios. New Vision Small Cap is registered as a diversified portfolio. The operations of each series are accounted for separately. Long-Term Income began operations on December 31, 2004. Ultra-Short Floating Income began operations on October 31, 2006. Income offers five classes of shares of beneficial interest (Class A, Class B, Class C, Class I, and Class R, which commenced operations on October 31, 2006). New Vision Small Cap offers four classes of shares of beneficial interest (Class A, Class B, Class C, and Class I). Short Duration Income offers three classes of shares of beneficial interest (Class A, Class C, and Class I) and Long-Term Income and Ultra-Short Floating Income each offer Class A shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 4.75%, 3.75%, 2.75%, and 1.25% for New Vision Small Cap, Income and Long-Term Income, Short Duration Income, and Ultra-Short Floating Income respectively. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class R shares are sold without a front-end or deferred sales charge and are designed for retirement platforms which serve the small plan market. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2006, securities in New Vision Small Cap valued at $1,217,032, or 0.7% of net assets, were fair valued in good faith under the direction of the Board of Trustees.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Short Sales: The Fund may use short sales of U.S. Treasury securities for the limited purpose of hedging the Fund’s duration. Any short sales will be covered with an equivalent amount of high quality, liquid securities in a segregated account at the Fund’s custodian.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See Schedule of Investments footnotes.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I and Class R shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits may be used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” – an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
NOTE B — TAX INFORMATION
The following table presents the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2006, and net realized capital loss carryforwards as of September 30, 2006 with expiration dates:

			Short	Ultra-Short
		Long-Term	Duration	Floating	New Vision
	Income	Income	Income	Income	Small Cap

Federal income tax cost of investments	$5,034,361,846	$7,075,366	$454,174,616	$2,113,701	$157,575,640
Unrealized appreciation	47,226,930	67,255	1,188,124	694	16,922,536
Unrealized depreciation	(99,004,012)	(53,449)	(2,145,360)	(201)	(5,447,843)
Net unrealized appreciation/ (depreciation)	($51,777,082)	$13,806	($957,236)	$493	$11,474,693
CAPITAL LOSS CARRYFORWARDS

		Long-Term	New Vision Small
Expiration Date	Income	Income	Cap

30-Sept-2010	—	—	$571,370
30-Sept-2014	$1,592,653	$1,802	2,061,130

	$1,592,653	$1,802	$2,632,500

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
The New Vision Small Cap Fund’s use of net capital loss carryforwards of $571,370 (from Calvert Social Investment Fund Technology Portfolio that merged into the Fund in January 2003) may be limited under certain tax provisions.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date:	February 28, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date:	February 28, 2007

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	February 28, 2007